UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22212

CALVERT SAGE FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Third quarter ended June 30, 2010

Item 1. Schedule of Investments.

CALVERT LARGE CAP VALUE FUND SCHEDULE OF INVESTMENTS JUNE 30, 2010

EQUITY SECURITIES - 97.0%	SHARES	VALUE
Beverages - 2.2%
Coca-Cola Co.	33,400	$1,674,008

Capital Markets - 7.3%
AllianceBernstein Holding LP*	41,200	1,064,608
Bank of New York Mellon Corp.	61,634	1,521,743
Goldman Sachs Group, Inc.	8,413	1,104,375
Legg Mason, Inc.	30,300	849,309
Morgan Stanley	44,600	1,035,166
		5,575,201

Chemicals - 1.0%
Dow Chemical Co.	32,900	780,388

Commercial Banks - 3.0%
US Bancorp	31,600	706,260
Wells Fargo & Co.	62,323	1,595,469
		2,301,729

Communications Equipment - 3.2%
Cisco Systems, Inc.*	48,560	1,034,814
Motorola, Inc.*	100,700	656,564
Nokia Oyj (ADR)	96,600	787,290
		2,478,668

Computers & Peripherals - 1.8%
Hewlett-Packard Co.	30,900	1,337,352

Consumer Finance - 1.4%
Discover Financial Services	77,500	1,083,450

Diversified Financial Services - 5.9%
Bank of America Corp.	101,092	1,452,692
CME Group, Inc.	4,700	1,323,285
JPMorgan Chase & Co.	47,864	1,752,301
		4,528,278

Diversified Telecommunication Services - 6.0%
AT&T, Inc.	73,990	1,789,818
Frontier Communications Corp.	135,700	964,827
Verizon Communications, Inc.	65,500	1,835,310
		4,589,955

Electric Utilities - 5.1%
Duke Energy Corp.	100,048	1,600,768
Exelon Corp.	49,100	1,864,327
Southern Co.	12,200	406,016
		3,871,111

Electrical Equipment - 1.7%
Emerson Electric Co.	29,128	1,272,602

Electronic Equipment & Instruments - 1.1%
Tyco Electronics Ltd.	34,125	866,092

Food & Staples Retailing - 4.4%
CVS Caremark Corp.	39,700	1,164,004
Walgreen Co.	28,603	763,700
Wal-Mart Stores, Inc.	29,300	1,408,451
		3,336,155

Food Products - 2.3%
Kraft Foods, Inc.	14,001	392,028
Unilever NV, NY Shares	49,200	1,344,144
		1,736,172

Health Care Equipment & Supplies - 2.0%
Covidien plc	38,125	1,531,863

Health Care Providers & Services - 1.6%
WellPoint, Inc.*	24,900	1,218,357

Household Durables - 1.0%
Sony Corp. (ADR)	27,700	739,036

Household Products - 1.7%
Procter & Gamble Co.	21,200	1,271,576

Industrial Conglomerates - 6.4%
3M Co.	23,945	1,891,415
General Electric Co.	106,600	1,537,172
Tyco International Ltd.	40,525	1,427,696
		4,856,283

Insurance - 6.6%
Berkshire Hathaway, Inc., Class B*	19,000	1,514,110
Hartford Financial Services Group, Inc.	61,900	1,369,847
MetLife, Inc.	28,600	1,079,936
Travelers Co.'s, Inc.	21,000	1,034,250
		4,998,143

Internet Software & Services - 1.7%
Google, Inc.*	3,000	1,334,850

IT Services - 1.6%
International Business Machines Corp.	10,200	1,259,496

Media - 6.5%
CBS Corp., Class B	73,974	956,484
Comcast Corp.	66,400	1,153,368
Gannett Co., Inc.	36,550	491,963
News Corp., Class B	79,100	1,095,535
Time Warner, Inc.	42,907	1,240,441
		4,937,791

Metals & Mining - 1.8%
Newmont Mining Corp.	22,400	1,382,976

Oil, Gas & Consumable Fuels - 12.5%
Anadarko Petroleum Corp.	25,800	931,122
ConocoPhillips	38,454	1,887,707
Exxon Mobil Corp.	31,000	1,769,170
Marathon Oil Corp.	58,000	1,803,220
Royal Dutch Shell plc (ADR)	36,800	1,848,096
Spectra Energy Corp.	64,724	1,299,011
		9,538,326

Pharmaceuticals - 5.9%
GlaxoSmithKline plc (ADR)	34,707	1,180,385
Johnson & Johnson	25,465	1,503,963
Pfizer, Inc.	126,500	1,803,890
		4,488,238

Software - 1.3%
Microsoft Corp.	43,501	1,000,958

Total Equity Securities (Cost $89,653,955)		73,989,054

TIME DEPOSIT - 2.7%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.01%, 7/1/10	$2,050,858	2,050,858

Total Time Deposit (Cost $2,050,858)		2,050,858

TOTAL INVESTMENTS (Cost $91,704,813) - 99.7%		76,039,912
Other assets and liabilities, net - 0.3%		213,110
NET ASSETS - 100%		$76,253,022
		========

* Non-income producing security.

Abbreviations: ADR: American Depositary Receipt LP: Limited Partnership

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Large Cap Value Fund (the "Fund"), the sole series of Calvert SAGE Fund, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized as a Maryland business trust on June 9, 2008. On November 28, 2008, the Fund sold 10,000 shares ("initial shares") valued at $100,000, to Calvert Asset Management Company, Inc. The Fund began operations on December 12, 2008 and offers three separate classes of shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund's Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

On December 12, 2008, the Fund, through its Class A and Class Y shares, acquired substantially all of the net assets of the Summit Mutual Funds, Inc. Everest Fund pursuant to the Agreement and Plan of Reorganization dated October 31, 2008 and approved by shareholders on December 5, 2008. The acquisition was accomplished by a transfer of all assets and assumption of certain liabilities of the Everest Fund (valued at $61,753,526) to the Fund. Following the transfer, 80,785 and 1,738,993 Class A and Class Y shares, respectively, of the Fund were distributed to shareholders in liquidation of the Everest Fund's Class A and Class I shares, respectively. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the Fund or its shareholders. To facilitate the reorganization, a reverse stock split of the initial shares outstanding on December 12, 2008 was effected to adjust the net asset value of the Calvert Large Cap Value Fund to be the same as that of the Everest Fund on the same date. The aggregate net assets of the Calvert Large Cap Value Fund and Everest Fund immediately before the acquisition were $100,000 and $61,753,526, respectively.

For financial reporting purposes, the Everest Fund, which commenced operations on December 29, 1999, has been deemed the accounting survivor.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2010, there were no securities fair valued under the direction of the Board of Directors.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2010:
	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity Securities*	$73,989,054	-	-	$73,989,054
Other Debt Obligations	-	$2,050,858	-	2,050,858
TOTAL	$73,989,054	$2,050,858	-	$76,039,912
	============	==========	======	===========

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. These credits are used to reduce the Fund's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements".  ASU 2010-06 requires reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures and its impact on the financial statements has not been determined.

NOTE B -- TAX INFORMATION

The cost of investments owned at June 30, 2010 for federal income tax purposes was $91,902,673. Net unrealized depreciation aggregated $15,862,761 of which $2,858,236 related to appreciated securities and $18,720,997 related to depreciated securities.

Net realized capital loss carryforward for federal income tax purposes of $2,975,229 at September 30, 2009 may be utilized to offset future capital gains until expiration in September 2016.

Item 2. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SAGE FUND
By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek Chairperson and President -- Principal Executive Officer
Date:	August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Chairperson and President -- Principal Executive Officer

Date:  August 27, 2010

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer

Date:  August 27, 2010